Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Instil Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40215
Entity Tax Identification Number	83-2072195
Entity Address, Address Line One	3963 Maple Avenue, Suite 350
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	972
Local Phone Number	499-3350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	TIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001789769
Document Period End Date	Aug. 01, 2024